Deferred tax (Tables)	12 Months Ended
Jun. 30, 2025
Deferred Tax
Schedule of deferred taxes

Deferred tax assets and deferred tax liabilities are offset where the Group has a legally enforceable right to do so. The following is the analysis of the deferred tax balances (after allowable offset):

	2025	2024
	£’000	£’000
UK deferred tax assets	24,927	17,607

The movement in deferred tax assets and deferred tax liabilities during the year is as follows:

	2025	2024
	£’000	£’000
At 1 July	17,607	(3,304)
Credited to statement of profit or loss (Note 10)	7,728	19,559
(Expensed)/credited to other comprehensive income (Note 10)	(408)	1,667
Expense relating to share-based payments(1)	—	(315)
At 30 June	24,927	17,607

Schedule of unrecognized US deferred tax asset

General
		Net operating	accruals not	Salary not
		losses and	paid within	paid with
	Foreign tax	interest	8.5 months	2.5 months	Research and
	credits	restriction	of year end	of year end	development	Other	Total
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Unrecognized US deferred tax asset	13,547	69,274	5,291	2,230	2,511	4,425	97,278

US
Deferred Tax
Schedule of movements in net deferred tax asset/(liability)

		Unrealized
	Net operating	foreign exchange
	losses and interest	and derivative	Property, plant	Foreign tax
	restriction	movements	and equipment	credits	Total
	£’000	£’000	£’000	£’000	£’000
At 1 July 2023	(6,976)	2,796	4,180		—
Expensed/(credited) to statement of profit or loss (Note 10)	2,699	(2,796)	97		—
At 30 June 2024	(4,277)	—	4,277		—
(Credited)/expensed to statement of profit or loss (Note 10)	(15,144)	—	(65)	15,209	—
At 30 June 2025	(19,421)	—	4,212	15,209	—
(1)	Expenses relating to share-based payments arise on the movement in the share price on equity-settled awards between the grant date and the reporting date – see consolidated statement of changes in equity above.

UK
Deferred Tax
Schedule of movements in net deferred tax asset/(liability)

	Accelerated		Non	Property	Net
	tax		qualifying	fair value	operating
	depreciation	Intangibles	property	adjustment	losses	Other(1)	Total(2)
	£’000	£’000	£’000	£’000	£’000	£’000	£’000
At 1 July 2023	(1,602)	(15,737)	(17,472)	(16,180)	46,508	1,179	(3,304)
(Expensed)/credited to statement of profit or loss (Note 10)	(1,857)	(6,845)	5	631	25,124	2,501	19,559
Credited to other comprehensive income (Note 10)	—	—	—	—	250	1,417	1,667
Expense relating to share based payments	—	—	—	—	—	(315)	(315)
At 30 June 2024	(3,459)	(22,582)	(17,467)	(15,549)	71,882	4,782	17,607
(Expensed)/credited to statement of profit or loss (Note 10)	(1,676)	(4,677)	5	631	15,287	(1,842)	7,728
Expensed to other comprehensive income (Note 10)	—	—	—	—	(132)	(276)	(408)
At 30 June 2025	(5,135)	(27,259)	(17,462)	(14,918)	87,037	2,664	24,927
(1)	The “Other” deferred tax asset balance primarily comprises foreign exchange differences; fair value movements recognized in the hedging reserve; pensions not paid in the year and salaries not paid before 31 March 2026.
(2)	Of the total deferred tax assets, £24,927,000 is expected to be settled after more than one year.